Cat Financial Financing Activities (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-accrual and past due loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Non-accrual and past due loans and finance leases
Period after which unpaid contractual payments are considered as past due (in days)	30 days
Period after which collection of future income is considered as not probable (in days)	120 days
Aging related to loans and finance leases
31-60 days past due	$ 188,000,000	$ 194,000,000	$ 291,000,000
61-90 days past due	70,000,000	104,000,000	106,000,000
91 or more days past due	418,000,000	442,000,000	569,000,000
Total Past Due	676,000,000	740,000,000	966,000,000
Current	22,632,000,000	19,240,000,000	18,957,000,000
Total Finance Receivables	23,308,000,000	19,980,000,000	19,923,000,000
91+ Still Accruing	28,000,000	58,000,000	91,000,000
Finance Receivables | North America
Aging related to loans and finance leases
Total Finance Receivables	8,030,000,000	7,291,000,000	7,739,000,000
Finance Receivables | Europe
Aging related to loans and finance leases
Total Finance Receivables	2,740,000,000	2,281,000,000	2,551,000,000
Finance Receivables | Asia Pacific
Aging related to loans and finance leases
Total Finance Receivables	3,789,000,000	3,038,000,000	2,805,000,000
Finance Receivables | Mining
Aging related to loans and finance leases
Total Finance Receivables	1,974,000,000	1,485,000,000	875,000,000
Finance Receivables | Latin America
Aging related to loans and finance leases
Total Finance Receivables	3,603,000,000	2,965,000,000	2,883,000,000
Finance Receivables | Caterpillar Power Finance
Aging related to loans and finance leases
Total Finance Receivables	3,172,000,000	2,920,000,000	3,070,000,000
Finance Receivables | Customer
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	513,000,000	472,000,000	639,000,000
Aging related to loans and finance leases
Total Finance Receivables	19,424,000,000	17,593,000,000	17,980,000,000
Finance Receivables | Customer | North America
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	59,000,000	112,000,000	217,000,000
Aging related to loans and finance leases
31-60 days past due	35,000,000	74,000,000	139,000,000
61-90 days past due	8,000,000	39,000,000	44,000,000
91 or more days past due	52,000,000	111,000,000	228,000,000
Total Past Due	95,000,000	224,000,000	411,000,000
Current	5,872,000,000	5,378,000,000	6,037,000,000
Total Finance Receivables	5,967,000,000	5,602,000,000	6,448,000,000
91+ Still Accruing	0	9,000,000	27,000,000
Finance Receivables | Customer | Europe
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	38,000,000	58,000,000	89,000,000
Aging related to loans and finance leases
31-60 days past due	23,000,000	27,000,000	27,000,000
61-90 days past due	9,000,000	11,000,000	12,000,000
91 or more days past due	36,000,000	57,000,000	106,000,000
Total Past Due	68,000,000	95,000,000	145,000,000
Current	2,487,000,000	2,129,000,000	2,365,000,000
Total Finance Receivables	2,555,000,000	2,224,000,000	2,510,000,000
91+ Still Accruing	6,000,000	10,000,000	26,000,000
Finance Receivables | Customer | Asia Pacific
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	36,000,000	24,000,000	24,000,000
Aging related to loans and finance leases
31-60 days past due	53,000,000	47,000,000	63,000,000
61-90 days past due	19,000,000	23,000,000	17,000,000
91 or more days past due	54,000,000	38,000,000	37,000,000
Total Past Due	126,000,000	108,000,000	117,000,000
Current	2,912,000,000	2,769,000,000	2,537,000,000
Total Finance Receivables	3,038,000,000	2,877,000,000	2,654,000,000
91+ Still Accruing	18,000,000	14,000,000	12,000,000
Finance Receivables | Customer | Mining
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	12,000,000	12,000,000	7,000,000
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	1,000,000	0	0
91 or more days past due	12,000,000	12,000,000	0
Total Past Due	13,000,000	12,000,000	0
Current	1,960,000,000	1,473,000,000	875,000,000
Total Finance Receivables	1,973,000,000	1,485,000,000	875,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Customer | Latin America
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	148,000,000	108,000,000	139,000,000
Aging related to loans and finance leases
31-60 days past due	62,000,000	32,000,000	44,000,000
61-90 days past due	19,000,000	15,000,000	16,000,000
91 or more days past due	138,000,000	99,000,000	144,000,000
Total Past Due	219,000,000	146,000,000	204,000,000
Current	2,500,000,000	2,339,000,000	2,222,000,000
Total Finance Receivables	2,719,000,000	2,485,000,000	2,426,000,000
91+ Still Accruing	0	0	1,000,000
Finance Receivables | Customer | Caterpillar Power Finance
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	220,000,000	158,000,000	163,000,000
Aging related to loans and finance leases
31-60 days past due	15,000,000	14,000,000	18,000,000
61-90 days past due	14,000,000	16,000,000	17,000,000
91 or more days past due	126,000,000	125,000,000	54,000,000
Total Past Due	155,000,000	155,000,000	89,000,000
Current	3,017,000,000	2,765,000,000	2,978,000,000
Total Finance Receivables	3,172,000,000	2,920,000,000	3,067,000,000
91+ Still Accruing	4,000,000	25,000,000	25,000,000
Finance Receivables | Dealer
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	0	0	0
Aging related to loans and finance leases
Total Finance Receivables	3,884,000,000	2,387,000,000	1,943,000,000
Finance Receivables | Dealer | North America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	2,063,000,000	1,689,000,000	1,291,000,000
Total Finance Receivables	2,063,000,000	1,689,000,000	1,291,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Europe
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	185,000,000	57,000,000	41,000,000
Total Finance Receivables	185,000,000	57,000,000	41,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Asia Pacific
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	751,000,000	161,000,000	151,000,000
Total Finance Receivables	751,000,000	161,000,000	151,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Mining
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	1,000,000	0	0
Total Finance Receivables	1,000,000	0	0
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Latin America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	884,000,000	480,000,000	457,000,000
Total Finance Receivables	884,000,000	480,000,000	457,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	0	0	3,000,000
Total Finance Receivables	0	0	3,000,000
91+ Still Accruing	$ 0	$ 0	$ 0